CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,678,109	$ 716,952	¥ 4,962,660	¥ 3,540,031
Time deposits	4,720,089	723,385	1,844,558	749,385
Accounts receivable, net	1,053,641	161,478	744,845	324,392
Amount due from related parties	164,732	25,246	195,290
Prepayments and other current assets	1,765,787	270,619	1,315,901	990,851
Short-term investments	3,357,189	514,511	1,260,810	945,338
Total current assets	15,739,547	2,412,191	10,324,064	6,549,997
Non-current assets:
Property and equipment, net	761,941	116,773	516,087	394,898
Production cost, net	667,876	102,356	443,533	204,231
Intangible assets, net	2,356,959	361,220	1,657,333	1,419,435
Deferred tax assets	20,918	3,206	10,479
Goodwill	1,295,786	198,588	1,012,026	941,488
Long-term investments, net	2,232,938	342,213	1,251,129	979,987
Other long-term assets	789,643	121,019	301,916
Total non-current assets	8,126,061	1,245,375	5,192,503	3,940,039
Total assets	23,865,608	3,657,566	15,516,567	10,490,036
Current liabilities:
Accounts payable	3,074,298	471,157	1,904,042	1,307,598
Salary and welfare payable	734,376	112,548	355,936	246,815
Taxes payable	127,192	19,493	67,856	38,505
Short-term loans	100,000	15,326
Deferred revenue	2,118,006	324,599	1,369,000	985,143
Accrued liabilities and other payables	1,237,676	189,682	575,763	670,442
Amount due to related parties				50,331
Total current liabilities	7,391,548	1,132,805	4,272,597	3,298,834
Non-current liabilities:
Long-term debt	8,340,922	1,278,302	3,414,628
Other long-term liabilities	350,934	53,784	192,882
Total non-current liabilities	8,691,856	1,332,086	3,607,510
Total liabilities	16,083,404	2,464,891	7,880,107	3,298,834
Commitments and contingencies
Shareholder's equity
Ordinary shares	2,817,458		1,647,711
Additional paid-in capital	14,616,302	2,240,046	10,718,190	9,459,546
Statutory reserves	17,884	2,741	13,463	7,666
Accumulated other comprehensive income	141,129	21,629	466,229	326,077
Accumulated deficit	(7,175,300)	(1,099,668)	(4,145,606)	(2,842,690)
Total Bilibili Inc.'s shareholders' equity	7,600,200	1,164,782	7,052,484	6,950,796
Noncontrolling interests	182,004	27,893	583,976	240,406
Total shareholders' equity	7,782,204	1,192,675	7,636,460	7,191,202
Total liabilities and shareholders' equity	23,865,608	3,657,566	15,516,567	10,490,036
Class Y Ordinary Shares
Shareholder's equity
Ordinary shares	52	8	53	53
Class Z Ordinary Shares
Shareholder's equity
Ordinary shares	¥ 172	$ 26	¥ 155	¥ 144